                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4413

Exact name of registrant as specified in charter: Delaware Group Equity Funds IV

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: September 30

Date of reporting period: March 31, 2004

Item 1.  Reports to Stockholders


                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


GROWTH-EQUITY

SEMIANNUAL REPORT MARCH 31, 2004
--------------------------------------------------------------------------------
                       DELAWARE GROWTH OPPORTUNITIES FUND

[LOGO]
POWERED BY RESEARCH.(SM)

TABLE
   OF CONTENTS

---------------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                         1

   Statement of Operations                                         4

   Statements of Changes in Net Assets                             5

   Financial Highlights                                            6

   Notes to Financial Statements                                  11
---------------------------------------------------------------------

    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

STATEMENT                                    DELAWARE GROWTH OPPORTUNITIES FUND
    OF NET ASSETS                            March 31, 2004 (Unaudited)

                                                         Number of    Market
                                                          Shares       Value
COMMON STOCK - 94.78%
Aerospace & Defense - 0.81%
  +L-3 Communications                                      77,600   $ 4,615,648
                                                                    -----------
                                                                      4,615,648
                                                                    -----------
Banking & Finance - 12.74%
 +Ameritrade Holding                                      904,500    13,929,300
*+CapitalSource                                           513,000    11,516,850
  Cullen/Frost Bankers                                    200,800     8,586,208
 *Eaton Vance                                             267,200    10,185,664
  Lehman Brothers Holdings                                162,900    13,499,523
  Sovereign Bancorp                                       450,200     9,643,284
  Westcorp                                                128,200     5,649,774
                                                                    -----------
                                                                     73,010,603
                                                                    -----------
Basic Industry/Capital Goods - 2.82%
 +Mettler-Toledo International                            299,300    13,288,920
  PerkinElmer                                             138,500     2,865,565
                                                                    -----------
                                                                     16,154,485
                                                                    -----------
Building & Materials - 1.51%
  KB Home                                                 107,400     8,677,920
                                                                    -----------
                                                                      8,677,920
                                                                    -----------
Business Services/Other - 11.26%
 +Fiserv                                                  350,100    12,523,077
*+Fisher Scientific International                         309,300    17,023,872
  Manpower                                                192,800     8,965,200
  Moody's                                                 126,000     8,920,800
 +Robert Half International                               322,500     7,617,450
*+United Rentals                                          534,800     9,503,396
                                                                    -----------
                                                                     64,553,795
                                                                    -----------
Consumer Non-Durable/Retail - 10.06%
 +Amazon.Com                                              135,000     5,842,800
 +Bed Bath & Beyond                                       201,000     8,393,760
 +Dollar Tree Stores                                      191,000     5,899,990
  Nordstrom                                               111,100     4,432,890
 +Staples                                                 417,100    10,590,169
 +Starbucks                                               428,300    16,168,325
 +Williams-Sonoma                                         185,800     6,354,360
                                                                    -----------
                                                                     57,682,294
                                                                    -----------
Consumer Services/
  Entertainment & Leisure - 4.47%
  Marriott International - Class A                        193,000     8,212,150
 *Royal Caribbean Cruises                                 275,900    12,167,190
 +Starwood Hotels & Resorts Worldwide                     129,500     5,244,750
                                                                    -----------
                                                                     25,624,090
                                                                    -----------
Consumer Services/Other - 3.59%
  Cendant                                                 598,600    14,599,854
*+Host Marriott                                           465,700     5,951,646
                                                                    -----------
                                                                     20,551,500
                                                                    -----------
Consumer Services/Restaurants - 2.70%
 *Outback Steakhouse                                      146,400     7,129,680
*+P.F. Chang's China Bistro                               165,700     8,336,367
                                                                    -----------
                                                                     15,466,047
                                                                    -----------
Environmental Services - 1.07%
 +Allied Waste Industries                                 462,600     6,157,206
                                                                    -----------
                                                                      6,157,206
                                                                    -----------
                                                         Number of    Market
                                                          Shares       Value
COMMON STOCK (continued)
Healthcare & Pharmaceuticals - 16.21%
*+Anthem                                                  147,800  $ 13,396,592
 +Barr Pharmaceuticals                                    101,350     4,651,965
  Beckman Coulter                                          22,100     1,205,334
 +Biogen Idec                                             209,575    11,652,370
*+Caremark Rx                                             253,300     8,422,225
*+Express Scripts - Class A                                64,000     4,773,760
 +Gilead Sciences                                         189,900    10,590,723
*+Inamed                                                   67,900     3,617,712
*+Invitrogen                                               92,200     6,609,818
  Mylan Laboratories                                      168,300     3,825,459
 *Omnicare                                                153,400     6,800,222
*+Pharmaceutical Resources                                132,100     7,511,206
  Teva Pharmaceutical ADR                                  89,200     5,656,172
*+Watson Pharmaceutical                                   100,100     4,283,279
                                                                   ------------
                                                                     92,996,837
                                                                   ------------
Insurance - 9.23%
  Ambac Financial Group                                   153,900    11,354,742
  AON                                                     213,700     5,964,367
  HCC Insurance Holdings                                  252,100     8,150,393
  MBIA                                                    161,700    10,138,590
 *PartnerRe                                               306,100    17,279,345
                                                                   ------------
                                                                     52,887,437
                                                                   ------------
REIT- 2.25%
 *American Financial Realty                               759,300    12,870,135
                                                                   ------------
                                                                     12,870,135
                                                                   ------------
Technology/Communications - 1.42%
 +Applied Micro Circuits                                  611,400     3,515,550
*+Emulex                                                  217,300     4,626,317
                                                                   ------------
                                                                      8,141,867
                                                                   ------------
Technology/Hardware - 12.33%
*+Agere Systems - Class A                               2,690,400     8,636,184
 +Altera                                                  318,500     6,513,325
  ASML Holding NV                                         506,600     9,285,978
 +Broadcom - Class A                                      149,800     5,867,666
 +Lam Research                                            346,000     8,722,660
  Linear Technology                                       213,100     7,888,962
 +Network Appliance                                       316,400     6,786,780
*+PMC - Sierra                                            418,900     7,108,733
 +Xilinx                                                  259,800     9,872,400
                                                                   ------------
                                                                     70,682,688
                                                                   ------------
Technology/Software - 2.31%
*+Mercury Interactive                                     151,200     6,773,760
*+Red Hat                                                 283,100     6,471,666
                                                                   ------------
                                                                     13,245,426
                                                                   ------------
TOTAL COMMON STOCK (cost $434,372,526)                              543,317,978
                                                                   ------------

STATEMENT                                     DELAWARE GROWTH OPPORTUNITIES FUND
   OF NET ASSETS (CONTINUED)




                                                      Principal        Market
                                                        Amount         Value

REPURCHASE AGREEMENTS - 5.09%
  With BNP Paribas 1.00% 4/1/04
    (dated 3/31/04, to be repurchased at
    $14,367,397 collateralized by
    $3,848,000 U.S. Treasury Bills
    due 4/8/04, market value $3,847,126,
    $1,232,000 U.S. Treasury Bills
    due 6/17/04, market value
    $1,229,493, $4,004,000 U.S. Treasury
    Bills due 8/5/04, market value
    $3,990,697, $1,029,000 U.S. Treasury
    Bills due 8/19/04, market value
    $1,024,788, $2,485,000 U.S. Treasury
    Bills due 9/9/04, market value
    $2,474,496 and $2,069,000
    U.S. Treasury Notes 1.75% due
    12/31/04, market value $2,088,331)                $14,367,000  $ 14,367,000
  With UBS Warburg 0.99% 4/1/04
    (dated 3/31/04, to be repurchased at
    $14,783,409 collateralized by
    $992,000 U.S. Treasury Notes 6.50%
    due 5/15/05, market value
    $1,074,089, $3,080,000 U.S. Treasury
    Notes 9.375% due 2/15/06, market
    value $3,560,705, $3,080,000
    U.S. Treasury Notes 7.00% due
    7/15/06, market value $3,487,733,
    $3,080,000 U.S. Treasury Notes
    5.50% due 2/15/08, market value
    $3,454,998 and $3,080,000
    U.S. Treasury Notes 5.625% due
    5/15/08, market value $3,520,916)                  14,783,000    14,783,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (cost $29,150,000)                                                 29,150,000
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES
  LENDING COLLATERAL - 99.87% (COST $463,522,526)                   572,467,978
                                                                   ------------

SECURITIES LENDING COLLATERAL** - 13.35%
Short-Term Investments
  ABN AMRO Bank Chicago
    1.602% 6/07/04                                      2,313,764     2,313,764
  ASIF Global Funding 1.06% 5/10/04                       990,696       995,052
  Bank of America 1.04% 4/15/04                         1,984,013     1,984,022
  Barclays Capital 1.08% 4/1/04                        30,829,249    30,829,249
  Bayerische Landesbank 1.144% 8/30/04                  1,321,595     1,321,774
  CDC Ixis 1.485% 11/12/04                              2,638,708     2,644,371
  Credit Suisse First Boston
    1.073% 4/01/04                                      3,305,464     3,305,464
    1.60% 12/13/04                                      2,636,171     2,644,371
  Deutsche Bank Financial 1.132% 2/22/05                  661,620       662,393
  General Electric Capital
    1.117% 2/03/05                                      1,454,685     1,455,036
    1.131% 10/04/04                                       992,049       993,066
    1.132% 5/14/04                                        992,844       994,273

                                                      Principal        Market
                                                        Amount         Value

SECURITIES LENDING COLLATERAL** (continued)
Short-Term Investments (continued)
  Goldman Sachs Group LP
    1.243% 12/08/04                                   $1,553,568  $  1,553,568
  HBOS Treasury Services PLC
    1.14% 4/08/04                                      2,644,334     2,644,371
  ING Bank NV 1.10% 9/30/04                            2,644,250     2,644,372
  Marsh & McLennan 1.291% 6/15/04                      1,677,580     1,696,435
  Merrill Lynch Mortgage Capital
    1.163% 4/12/04                                     2,644,371     2,644,371
  Morgan Stanley Dean Witter
    1.21% 5/02/05                                        661,093       661,093
  Rabobank 1.055% 3/02/05                              3,305,543     3,304,630
  Societe Generale 1.148% 12/08/04                     2,643,689     2,643,872
  Union Bank of Switzerland
    1.13% 12/20/04                                     3,305,970     3,305,464
  Wachovia Bank NA 1.127% 11/15/04                     2,644,576     2,646,069
  Wilmington Trust 1.05% 4/01/04                       2,645,603     2,645,603
                                                                  ------------
TOTAL SECURITIES LENDING COLLATERAL (cost $76,532,683)              76,532,683
                                                                  ------------

TOTAL MARKET VALUE OF  SECURITIES - 113.22%
  (cost $540,055,209)                                              649,000,661++
OBLIGATION TO RETURN SECURITIES LENDING
  COLLATERAL - (13.35%)**                                          (76,532,683)
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.13%                                           768,364
                                                                  ------------
NET ASSETS APPLICABLE TO 28,777,797 SHARES
  OUTSTANDING - 100.00%                                           $573,236,342
                                                                  ============
Net Asset Value - Delaware Growth Opportunities Fund
  Class A ($511,168,982 / 25,508,502 Shares)                            $20.04
                                                                        ------
Net Asset Value - Delaware Growth Opportunities Fund
  Class B ($31,526,704 / 1,763,345 Shares)                              $17.88
                                                                        ------
Net Asset Value - Delaware Growth Opportunities Fund
  Class C ($10,106,727 / 551,991 Shares)                                $18.31
                                                                        ------
Net Asset Value - Delaware Growth Opportunities Fund
  Class R ($203,023 / 10,152 Shares)                                    $20.00
                                                                        ------
Net Asset Value - Delaware Growth Opportunities Fund
  Institutional Class ($20,230,906 / 943,807 Shares)                    $21.44
                                                                        ------

STATEMENT                                    DELAWARE GROWTH OPPORTUNITIES FUND
   OF NET ASSETS (CONTINUED)


COMPONENTS OF NET ASSETS AT MARCH 31, 2004:
Shares of beneficial interest
  (unlimited authorization -- no par)                             $525,149,352
Accumulated net investment loss                                     (2,670,217)
Accumulated net realized loss on investments                       (58,188,245)
Net unrealized appreciation of investments                         108,945,452
                                                                  ------------
Total net assets                                                  $573,236,342
                                                                  ============

 *Fully or partially on loan.
**See Note #7 in "Notes to Financial Statements."
 +Non-income producing security for the six months ended March 31, 2004. ++Includes $74,759,522 of securities loaned.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
REIT - Real Estate Investment Trust

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE GROWTH OPPORTUNITIES FUND
Net asset value Class A (A)                                             $20.04
Sales charge (5.75% of offering price, or 6.09% of
amount invested per share) (B)                                            1.22
                                                                        ------
Offering price                                                          $21.26
                                                                        ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                            DELAWARE GROWTH OPPORTUNITIES FUND
   OF OPERATIONS                     Six Months Ended March 31, 2004 (Unaudited)




INVESTMENT INCOME:
  Dividends                                            $1,366,750
  Interest                                                 71,592
  Securities lending income                                51,496   $ 1,489,838
                                                       ----------   -----------

EXPENSES:
  Management fees                                       1,999,296
  Dividend disbursing and transfer agent fees
    and expenses                                          939,456
  Distribution expenses -- Class A                        708,286
  Distribution expenses -- Class B                        160,048
  Distribution expenses -- Class C                         48,901
  Distribution expenses -- Class R                            186
  Accounting and administration expenses                  101,450
  Reports and statements to shareholders                   78,000
  Registration fees                                        46,265
  Legal and professional fees                              44,898
  Trustees' fees                                           10,800
  Custodian fees                                            7,878
  Other                                                    27,504     4,172,968
                                                       ----------
  Less expenses paid indirectly                                         (12,913)
                                                                    -----------
  Total expenses                                                      4,160,055
                                                                    -----------
NET INVESTMENT LOSS                                                  (2,670,217)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                   59,717,121
  Net change in unrealized appreciation/depreciation
    of investments                                                   22,742,797
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      82,459,918
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $79,789,701
                                                                    ===========


See accompanying notes

STATEMENTS                                  DELAWARE GROWTH OPPORTUNITIES FUND
   OF CHANGES IN NET ASSETS

                                                                            Six Months              Year
                                                                             Ended                  Ended
                                                                             3/31/04               9/30/03
                                                                           (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss                                                      $ (2,670,217)        $ (4,180,785)
  Net realized gain (loss) on investments                                    59,717,121          (25,680,570)
  Net change in unrealized appreciation/depreciation of investments          22,742,797          138,966,731
                                                                           ------------         ------------
  Net increase in net assets resulting from operations                       79,789,701          109,105,376
                                                                           ------------         ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                  74,089,467           24,745,676
    Class B                                                                   2,819,403            2,980,774
    Class C                                                                   1,363,812            2,004,108
    Class R                                                                     203,498                   16
    Institutional Class                                                       1,998,387            5,865,948
                                                                           ------------         ------------
                                                                             80,474,567           35,596,522
                                                                           ------------         ------------

  Cost of shares repurchased:
    Class A                                                                 (46,253,201)         (64,061,898)
    Class B                                                                  (4,609,058)          (7,430,476)
    Class C                                                                  (1,170,102)          (1,684,633)
    Institutional Class                                                      (6,555,666)         (10,076,551)
                                                                           ------------         ------------
                                                                            (58,588,027)         (83,253,558)
                                                                           ------------         ------------

Increase (decrease) in net assets derived from capital share transactions    21,886,540          (47,657,036)
                                                                           ------------         ------------
NET INCREASE IN NET ASSETS                                                  101,676,241           61,448,340

NET ASSETS:
  Beginning of period                                                       471,560,101          410,111,761
                                                                           ------------         ------------
  End of period (including undistributed net investment loss
    of $(2,670,217) and $(4,180,785))                                      $573,236,342         $471,560,101
                                                                           ============         ============

See accompanying notes

FINANCIAL
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Delaware Growth Opportunities Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             3/31/04(1)   9/30/03      9/30/02     9/30/01      9/29/00    9/30/99
                                                            (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $17.070     $13.300      $15.120     $40.070      $26.350     $22.470

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                         (0.092)     (0.137)      (0.136)     (0.161)      (0.324)     (0.204)
Net realized and unrealized gain (loss) on investments          3.062       3.907       (1.684)    (15.954)      19.064       8.014
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                2.970       3.770       (1.820)    (16.115)      18.740       7.810
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net realized gain on investments                              --          --           --      (8.508)      (5.020)     (3.930)
In excess of net realized gain on investments                      --          --           --      (0.327)          --          --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                                  --          --           --      (8.835)      (5.020)     (3.930)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $20.040     $17.070      $13.300     $15.120      $40.070     $26.350
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                17.40%      28.35%      (12.04%)    (49.45%)      77.02%      38.64%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $511,169    $413,160     $357,438    $479,825   $1,086,472    $649,052
Ratio of expenses to average net assets                         1.51%       1.55%        1.46%       1.43%        1.25%       1.37%
Ratio of net investment loss to average net assets             (0.95%)     (0.91%)      (0.81%)     (0.74%)      (0.91%)     (0.83%)
Portfolio turnover                                               111%        100%          97%        121%         123%        114%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Growth Opportunities Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             3/31/04(1)   9/30/03      9/30/02     9/30/01      9/29/00    9/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $15.290     $12.000      $13.730     $37.520      $25.060     $21.680

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                         (0.149)     (0.227)      (0.238)     (0.296)      (0.545)     (0.367)
Net realized and unrealized gain (loss) on investments          2.739       3.517       (1.492)    (14.659)      18.025       7.677
                                                              -------     -------      -------     -------       ------     -------
Total from investment operations                                2.590       3.290       (1.730)    (14.955)      17.480       7.310
                                                              -------     -------      -------     -------       ------     -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net realized gain on investments                              --          --           --      (8.508)      (5.020)     (3.930)
In excess of net realized gain on investments                      --          --           --      (0.327)          --          --
                                                              -------     -------      -------     -------       ------     -------
Total dividends and distributions                                  --          --           --      (8.835)      (5.020)     (3.930)
                                                              -------     -------      -------     -------       ------     -------

NET ASSET VALUE, END OF PERIOD                                $17.880     $15.290      $12.000     $13.730      $37.520     $25.060
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                16.94%      27.52%      (12.67%)    (49.79%)      75.81%      37.67%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $31,526     $28,539      $26,389     $36,606      $79,335     $26,941
Ratio of expenses to average net assets                         2.21%       2.25%        2.16%       2.13%        1.95%       2.07%
Ratio of net investment loss to average net assets             (1.65%)     (1.61%)      (1.51%)     (1.44%)      (1.61%)     (1.53%)
Portfolio turnover                                               111%        100%          97%        121%         123%        114%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Growth Opportunities Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                 Ended                             Year Ended
                                                               3/31/04(1)  9/30/03      9/30/02     9/30/01      9/29/00    9/30/99
                                                              (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                           $15.660     $12.280      $14.060     $38.180      $25.440    $21.950

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                          (0.152)     (0.231)      (0.241)     (0.300)      (0.552)    (0.369)
Net realized and unrealized gain (loss) on investments           2.802       3.611       (1.539)    (14.985)      18.312      7.789
                                                               -------     -------      -------     -------      -------    -------
Total from investment operations                                 2.650       3.380       (1.780)    (15.285)      17.760      7.420
                                                               -------     -------      -------     -------      -------    -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net realized gain on investments                               --          --           --      (8.508)      (5.020)    (3.930)
In excess of net realized gain on investments                       --          --           --      (0.327)          --         --
                                                               -------     -------      -------     -------      -------    -------
Total dividends and distributions                                   --          --           --      (8.835)      (5.020)    (3.930)
                                                               -------     -------      -------     -------      -------    -------

NET ASSET VALUE, END OF PERIOD                                 $18.310     $15.660      $12.280     $14.060      $38.180    $25.440
                                                               =======     =======      =======     =======      =======    =======

TOTAL RETURN(3)                                                 16.92%      27.52%      (12.66%)    (49.80%)      75.77%     37.65%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $10,107      $8,471       $6,398      $8,145      $15,555     $5,945
Ratio of expenses to average net assets                          2.21%       2.25%        2.16%       2.13%        1.95%      2.07%
Ratio of net investment loss to average net assets              (1.65%)     (1.61%)      (1.51%)     (1.44%)      (1.61%)    (1.53%)
Portfolio turnover                                                111%        100%          97%        121%         123%       114%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------
                                                  Delaware Growth Opportunities Fund Class R
---------------------------------------------------------------------------------------------
                                                              Six Months       Period
                                                                Ended       6/2/03(1) to
                                                              3/31/04(2)      9/30/03
                                                             (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $17.060        $16.080

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3)                                         (0.121)        (0.064)
Net realized and unrealized gain on investments                 3.061          1.044
                                                              -------        -------
Total from investment operations                                2.940          0.980
                                                              -------        -------

NET ASSET VALUE, END OF PERIOD                                $20.000        $17.060
                                                              =======        =======

TOTAL RETURN(4)                                                17.23%          6.09%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $203           $ --
Ratio of expenses to average net assets                         1.81%          1.79%
Ratio of net investment loss to average net assets             (1.25%)        (1.22%)
Portfolio turnover                                               111%           100%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Growth Opportunities Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             3/31/04(1)   9/30/03      9/30/02     9/30/01      9/29/00     9/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $18.240     $14.170      $16.050     $41.810      $27.260     $23.070

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                         (0.063)     (0.092)      (0.085)     (0.095)      (0.227)     (0.131)
Net realized and unrealized gain (loss) on investments          3.263       4.162       (1.795)    (16.830)      19.797       8.251
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                3.200       4.070       (1.880)    (16.925)      19.570       8.120
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net realized gain on investments                              --          --           --      (8.508)      (5.020)     (3.930)
In excess of net realized gain on investments                      --          --           --      (0.327)          --          --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                                  --          --           --      (8.835)      (5.020)     (3.930)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $21.440     $18.240      $14.170     $16.050      $41.810     $27.260
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                17.54%      28.72%      (11.71%)    (49.30%)      77.55%      39.08%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $20,231     $21,390      $19,886     $22,542      $40,419     $19,645
Ratio of expenses to average net assets                         1.21%       1.25%        1.16%       1.13%        0.95%       1.07%
Ratio of net investment loss to average net assets             (0.65%)     (0.61%)      (0.51%)     (0.44%)      (0.61%)     (0.53%)
Portfolio turnover                                               111%        100%          97%        121%         123%        114%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

NOTES                                        DELAWARE GROWTH OPPORTUNITIES FUND
  TO FINANCIAL STATEMENTS                    March 31, 2004 (Unaudited)

Delaware Group Equity Funds IV (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Diversified Growth Fund and Delaware Growth Opportunities Fund. These financial statements and the related notes pertain to the Delaware Growth Opportunities Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek to provide long-term capital growth.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. The amount of these expenses was approximately $12,835 for the six months ended March 31, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended March 31, 2004 were approximately $78. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses.

At March 31, 2004, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC          $57,614

  Dividend disbursing, transfer agent fees,
    accounting and other expenses payable to DSC     51,187

  Other expenses payable to DMC and affiliates*      31,566

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, registration fees and trustees' fees.

Certain internal legal expenses are allocated to the Fund. For the six months ended March 31, 2004 the Fund had costs of $21,618.

For the six months ended March 31, 2004, DDLP earned $22,352 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

NOTES                                        DELAWARE GROWTH OPPORTUNITIES FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS
For the six months ended March 31, 2004, the Fund made purchases of $288,485,042 and sales of $299,136,580 of investment securities other than short-term investments.

At March 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2004, the cost of investments was $472,063,535. At March 31, 2004, the net unrealized appreciation was $100,404,443, of which $110,973,359 related to unrealized appreciation of investments and $10,568,916 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. There were no dividends and distributions paid during the six months ended March 31, 2004 and the year ended September 30, 2003.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2004, the estimated components of net assets on a tax basis were as follows:

  Shares of beneficial interest                        $525,149,352
  Accumulated net investment loss                        (2,670,217)
  Net realized capital gains on investments              38,489,064
  Capital loss carryforwards                            (88,136,300)
  Unrealized depreciation of investments                100,404,443
                                                       ------------
  Net assets                                           $573,236,342
                                                       ============

The difference between book basis and tax basis components of net assets is primarily attributed to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $47,346,190 expires in 2010 and $40,790,110 expires in 2011.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                          Six Months       Year
                                                            Ended         Ended
                                                           3/31/04       9/30/03
Shares sold:
  Class A                                                 3,689,556     1,651,968
  Class B                                                   162,092       217,975
  Class C                                                    77,309       144,372
  Class R                                                    10,151             1
  Institutional Class                                        96,988       362,029
                                                         ----------    ----------
                                                          4,036,096     2,376,345
Shares repurchased:
  Class A                                                (2,379,117)   (4,322,575)
  Class B                                                  (265,575)     (551,045)
  Class C                                                   (66,405)     (124,123)
  Institutional Class                                      (326,188)     (592,792)
                                                         ----------    ----------
                                                         (3,037,285)   (5,590,535)
                                                         ----------    ----------
Net increase (decrease)                                     998,811    (3,214,190)
                                                         ==========    ==========

For the six months ended March 31, 2004 and the year ended September 30, 2003, 49,065 Class B shares were converted to 43,835 Class A shares valued at $845,164 and 71,707 Class B shares were converted to 64,374 Class A shares valued at $1,026,526, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of March 31, 2004, or at any time during the year.

7. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At March 31, 2004, the market value of securities on loan was $74,759,522, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISKS
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Growth Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Growth Opportunities Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                                AFFILIATED OFFICERS                         CONTACT INFORMATION
JUDE T. DRISCOLL                                 JOSEPH H. HASTINGS                          INVESTMENT MANAGER
Chairman                                         Executive Vice President and                Delaware Management Company
Delaware Investments Family of Funds             Chief Financial Officer                     Philadelphia, PA
Philadelphia, PA                                 Delaware Investments Family of Funds
                                                 Philadelphia, PA                            INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                             Delaware International Advisers Ltd.
Board Chairman                                   RICHELLE S. MAESTRO                         London, England
Citadel Construction Corporation                 Executive Vice President,
King of Prussia, PA                              Chief Legal Officer and Secretary           NATIONAL DISTRIBUTOR
                                                 Delaware Investments Family of Funds        Delaware Distributors, L.P.
JOHN H. DURHAM                                   Philadelphia, PA                            Philadelphia, PA
Private Investor
Gwynedd Valley, PA                               MICHAEL P. BISHOF                           SHAREHOLDER SERVICING, DIVIDEND
                                                 Senior Vice President and Treasurer         DISBURSING AND TRANSFER AGENT
JOHN A. FRY                                      Delaware Investments Family of Funds        Delaware Service Company, Inc.
President                                        Philadelphia, PA                            2005 Market Street
Franklin & Marshall College                                                                  Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                             FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                             800 523-1918
Managing Director
Anthony Knerr & Associates                                                                   FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                                 INSTITUTIONS REPRESENTATIVES ONLY
                                                                                             800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                        WEB SITE
National Gallery of Art                                                                      www.delawareinvestments.com
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8677)                                                       Printed in the USA
SA-016 [3/04] IVES 5/04                                                   J9649

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

STRUCTURED EQUITY



SEMIANNUAL REPORT MARCH 31, 2004
--------------------------------------------------------------------------------
                        DELAWARE DIVERSIFIED GROWTH FUND

[LOGO]
POWERED BY RESEARCH.(SM)

TABLE
   OF CONTENTS

---------------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                         1

   Statement of Operations                                         4

   Statements of Changes in Net Assets                             5

   Financial Highlights                                            6

   Notes to Financial Statements                                  10
--------------------------------------------------------------------

    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

STATEMENT                                    DELAWARE DIVERSIFIED GROWTH FUND
  OF NET ASSETS                              March 31, 2004 (Unaudited)

                                                           Number of    Market
                                                            Shares      Value

COMMON STOCK - 98.88%
Aerospace & Defense - 0.82%
  Northrop Grumman                                          1,500    $  147,630
  United Technologies                                       3,600       310,680
                                                                     ----------
                                                                        458,310
                                                                     ----------
Automobiles & Automotive Parts - 0.55%
  Johnson Controls                                          3,200       189,280
  Paccar                                                    2,100       118,104
                                                                     ----------
                                                                        307,384
                                                                     ----------
Banking, Finance & Insurance - 8.19%
  American Express                                          5,700       295,545
  American International Group                              8,200       585,070
  Bank One                                                  2,700       147,204
  Bear Stearns                                              3,000       263,040
  Capital One Financial                                     2,300       173,489
  Charles Schwab                                           10,600       123,066
  Citigroup                                                 6,100       315,370
  Doral Financial                                           5,200       183,040
  Fannie Mae                                                7,200       535,320
  Freddie Mac                                               3,400       200,804
  Lehman Brothers Holdings                                  1,700       140,879
  Marsh & McLennan                                          4,600       212,980
  MBNA                                                     11,900       328,797
  Mellon Financial                                          4,400       137,676
  Merrill Lynch                                             2,100       125,076
  Morgan Stanley                                            3,000       171,900
  Principal Financial Group                                 2,400        85,512
  Progressive                                               3,200       280,320
  SLM                                                       6,200       259,470
                                                                     ----------
                                                                      4,564,558
                                                                     ----------
Basic Industry/Capital Goods - 7.04%
  3M                                                        6,000       491,220
  General Electric                                        102,500     3,128,300
  Ingersoll-Rand Class A                                    2,800       189,420
  Tyco International                                        4,000       114,600
                                                                     ----------
                                                                      3,923,540
                                                                     ----------
Buildings & Materials - 0.63%
  KB Home                                                   2,400       193,920
  Masco                                                     5,200       158,236
                                                                     ----------
                                                                        352,156
                                                                     ----------
Business Services - 0.61%
 *Apollo Group Class A                                      1,500       129,165
  Cendant                                                   8,700       212,193
                                                                     ----------
                                                                        341,358
                                                                     ----------
Cable, Media & Publishing - 4.33%
  Clear Channel Communications                              6,400       271,040
 *Comcast Class A                                          22,100       635,154
 *DirecTV Group                                            10,902       167,673
  Disney (Walt)                                             4,000        99,960
  Knight-Ridder                                             1,400       102,550
 *Liberty Media Class A                                    20,900       228,855
 *Time Warner                                              19,100       322,026
  Viacom Class B                                           14,900       584,229
                                                                     ----------
                                                                      2,411,487
                                                                     ----------

                                                          Number of     Market
                                                            Shares      Value
COMMON STOCK (continued)
Chemicals - 0.55%
  Ecolab                                                    6,900    $  196,857
  Sigma-Aldrich                                             2,000       110,680
                                                                     ----------
                                                                        307,537
                                                                     ----------
Computers & Technology - 12.28%
  Adobe Systems                                             9,600       378,528
  Automatic Data Processing                                 2,100        88,200
 *Citrix Systems                                            9,800       211,876
 *Dell                                                     27,600       927,912
 *Electronic Arts                                           5,300       285,988
 *EMC                                                      38,600       525,346
  FactSet Research Systems                                  3,400       144,704
  First Data                                                5,900       248,744
  International Business Machines                           4,300       394,912
 *Intuit                                                    4,500       201,960
  Microsoft                                                93,500     2,334,695
 *Oracle                                                   53,500       642,535
 *Sandisk                                                   9,200       261,004
  Seagate Technology                                        5,400        87,102
 *Veritas Software                                          4,200       113,022
                                                                     ----------
                                                                      6,846,528
                                                                     ----------
Consumer Products - 2.82%
  Clorox                                                    3,700       180,967
  Colgate-Palmolive                                         6,100       336,110
  Gillette                                                  7,000       273,700
  Kimberly-Clark                                            2,200       138,820
  Procter & Gamble                                          6,100       639,768
                                                                     ----------
                                                                      1,569,365
                                                                     ----------
Electronics & Electrical Equipment - 0.82%
 *Energizer Holdings                                        4,000       186,760
  Koninklijke Philips Electronics ADR                       5,400       156,492
 *Sanmina                                                  10,300       113,403
                                                                     ----------
                                                                        456,655
                                                                     ----------
Energy - 1.13%
  Anadarko Petroleum                                        4,700       243,742
  Burlington Resources                                      2,900       184,527
  Devon Energy                                              3,500       203,525
                                                                     ----------
                                                                        631,794
                                                                     ----------
Environmental Services - 0.37%
  Waste Management                                          6,900       208,242
                                                                     ----------
                                                                        208,242
                                                                     ----------
Food, Beverage & Tobacco - 5.45%
  Altria Group                                              5,200       283,140
  Anheuser-Busch                                           10,600       540,600
  Coca-Cola                                                17,100       860,130
  Kellogg                                                   5,100       200,124
  Kraft Foods Class A                                       3,900       124,839
  PepsiCo                                                  14,500       780,825
  Sysco                                                     6,300       246,015
                                                                     ----------
                                                                      3,035,673
                                                                     ----------

STATEMENT                                      DELAWARE DIVERSIFIED GROWTH FUND
   OF NET ASSETS (CONTINUED)

                                                          Number of      Market
                                                            Shares       Value

COMMON STOCK (continued)
Healthcare & Pharmaceuticals - 24.08%
  Abbott Laboratories                                      17,100    $  702,810
  Allergan                                                  1,800       151,488
 *American Pharmaceutical Partners                          3,050       143,167
 *Amgen                                                    12,804       744,809
 *Anthem                                                    1,700       154,088
  Baxter International                                      3,000        92,670
  Beckman Coulter                                           2,800       152,712
  Becton Dickinson                                          4,300       208,464
  Biomet                                                    6,200       237,832
 *Boston Scientific                                         5,200       220,376
  Bristol-Myers Squibb                                     15,900       385,257
  Cardinal Health                                           4,600       316,940
 *Express Scripts Class A                                   2,800       208,852
 *Genentech                                                 2,300       243,386
 *Genzyme                                                   5,200       244,608
 *Gilead Sciences                                           5,100       284,427
  GlaxoSmithKline ADR                                       4,700       187,765
  Guidant                                                   6,800       430,916
 *Health Net Class A                                        2,200        54,846
 *Idexx Laboratories                                        2,000       113,740
  Johnson & Johnson                                        33,200     1,683,904
  Lilly (Eli)                                               7,000       468,300
 *Lincare Holdings                                          7,500       235,650
 *Medimmune                                                 9,500       219,260
  Medtronic                                                 9,900       472,725
  Merck                                                    11,900       525,861
  Mylan Laboratories                                        9,200       209,116
  Pfizer                                                   71,780     2,515,888
 *Tenet Healthcare                                         14,000       156,240
  UnitedHealth Group                                        7,000       451,080
 *Varian Medical Systems                                    1,800       155,358
 *Wellpoint Health Networks                                 1,800       204,696
  Wyeth                                                    16,500       619,575
 *Zimmer Holdings                                           3,100       228,718
                                                                    -----------
                                                                     13,425,524
                                                                    -----------
Internet Services - 1.11%
 *eBay                                                      3,400       235,722
 *InterActiveCorp                                           9,100       287,469
 *Yahoo                                                     2,000        97,180
                                                                    -----------
                                                                        620,371
                                                                    -----------
Leisure, Lodging & Entertainment - 1.14%
  Harley-Davidson                                           3,300       176,022
  Hasbro                                                    2,100        45,675
  International Game Technology                             4,900       220,304
  Marriott International Class A                            4,600       195,730
                                                                    -----------
                                                                        637,731
                                                                    -----------
Machinery - 0.77%
  Black & Decker                                            2,300       130,962
  Cummins                                                   2,700       157,815
  Rockwell Automation                                       4,000       138,680
                                                                    -----------
                                                                        427,457
                                                                    -----------
Metals & Mining - 0.18%
  Freeport-McMoRan Copper & Gold Class B                    2,600       101,634
                                                                    -----------
                                                                        101,634
                                                                    -----------

                                                          Number of     Market
                                                            Shares      Value

COMMON STOCK (continued)
Retail - 9.94%
 *Amazon.com                                                4,500    $  194,760
 *AutoZone                                                  1,600       137,552
  Best Buy                                                  7,100       367,212
  Claire's Stores                                           8,600       179,224
  Dollar General                                            8,900       170,880
  Gap                                                      13,700       300,304
  Home Depot                                               26,200       978,832
 *Kohl's                                                    2,600       125,658
  Limited Brands                                            5,700       114,000
  Lowe's                                                    4,100       230,133
  McDonald's                                                5,900       168,563
  MSC Industrial Direct Class A                             5,300       158,735
  RadioShack                                                6,200       205,592
  Ross Stores                                               3,600       110,196
 *Staples                                                   8,300       210,737
  Target                                                    4,600       207,184
  Wal-Mart Stores                                          20,700     1,235,583
  Walgreen                                                  4,700       154,865
 *Yum Brands                                                7,700       292,523
                                                                    -----------
                                                                      5,542,533
                                                                    -----------
Semiconductors - 8.00%
 *Agere Systems Class A                                    31,500       101,115
 *Altera                                                   14,800       302,660
 *Amkor Technologies                                        8,900       130,207
  Analog Devices                                            3,100       148,831
 *Applied Materials                                        20,700       442,566
  Intel                                                    80,100     2,178,720
 *Lam Research                                              4,900       123,529
  Linear Technology                                         8,600       318,372
  Texas Instruments                                        24,400       712,968
                                                                    -----------
                                                                      4,458,968
                                                                    -----------
Telecommunications - 6.39%
 *CIENA                                                    21,400       106,358
 *Cisco Systems                                            81,500     1,916,880
 *Foundry Networks                                          3,600        61,812
 *Juniper Networks                                          9,800       254,898
 *Level 3 Communications                                   26,400       106,128
  Motorola                                                  4,700        82,720
 *Nextel Communications Class A                            17,000       420,410
  Nokia ADR                                                 8,100       164,268
  Qualcomm                                                  4,200       278,964
 *UTStarcom                                                 5,900       169,684
                                                                    -----------
                                                                      3,562,122
                                                                    -----------
Textiles, Apparel & Furniture - 0.98%
 *Coach                                                     5,700       233,643
  Nike                                                      4,000       311,480
                                                                    -----------
                                                                        545,123
                                                                    -----------
Transportation & Shipping - 0.70%
  FedEx                                                     3,400       255,544
  United Parcel Service Class B                             1,900       132,696
                                                                    -----------
                                                                        388,240
                                                                    -----------
TOTAL COMMON STOCK (cost $51,019,808)                                55,124,290
                                                                    -----------

STATEMENT
   OF NET ASSETS (CONTINUED)                    DELAWARE DIVERSIFIED GROWTH FUND

                                                          Number of     Market
                                                            Shares      Value


EXCHANGE TRADED FUNDS - 0.47%
S&P 500 Depositary Receipt                                  2,300    $  259,601
                                                                     ----------
TOTAL EXCHANGE TRADED FUNDS (cost $261,947)                             259,601
                                                                     ----------

                                                                      Principal
                                                                       Amount

REPURCHASE AGREEMENTS - 0.48%

  With BNP Paribas 1.00% 4/1/04
    (dated 3/31/04, repurchase
    amount $130,604, collateralized by
    $35,000 U.S. Treasury Bills due
    4/8/04, market value $34,974,
    $11,200 U.S. Treasury Bills due
    6/17/04, market value $11,177,
    $36,400 U.S. Treasury Bills due
    8/5/04, market value $36,279,
    $9,400 U.S. Treasury Bills due
    8/19/04, market value $9,316,
    $22,600 U.S. Treasury Bills due
    9/9/04, market value $22,495 and
    $18,800 U.S. Treasury Notes 1.75%
    due 12/31/04, market value $18,985)                    $130,600     130,600
  With UBS Warburg 0.99% 4/1/04
    (dated 3/31/04, repurchase amount
    $134,403, collateralized by $9,000
    U.S. Treasury Notes 6.50% due
    5/15/05, market value $9,764,
    $28,000 U.S. Treasury Notes 9.375%
    due 2/15/06, market value $32,370,
    $28,000 U.S. Treasury Notes 7.00%
    due 7/15/06, market value $31,707,
    $28,000 U.S. Treasury Notes 5.50%
    due 2/15/08, market value $31,409
    and $28,000 U.S. Treasury Notes 5.625%
    due 5/15/08, market value $32,008)                      134,400     134,400
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS (cost $265,000)                             265,000
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES - 99.83%
  (cost $51,546,755)                                                 55,648,891
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.17%                                             97,056
                                                                    -----------
NET ASSETS APPLICABLE TO 8,921,370 SHARES
  OUTSTANDING - 100.00%                                             $55,745,947
                                                                    ===========

Net Asset Value - Delaware Diversified Growth Fund
  Class A ($1,250,743 / 200,211 Shares)                                   $6.25
                                                                          -----
Net Asset Value - Delaware Diversified Growth Fund
  Class B ($1,687,963 / 273,425 Shares)                                   $6.17
                                                                          -----
Net Asset Value - Delaware Diversified Growth Fund
  Class C ($254,781 / 41,237 Shares)                                      $6.18
                                                                          -----
Net Asset Value - Delaware Diversified Growth Fund
  Institutional Class ($52,552,460 / 8,406,497 Shares)                    $6.25
                                                                          -----

COMPONENTS OF NET ASSETS AT MARCH 31, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                $56,526,751
Undistributed net investment income                                      41,592
Accumulated net realized loss on investments                         (4,924,532)
Net unrealized appreciation of investments                            4,102,136
                                                                    -----------
Total net assets                                                    $55,745,947
                                                                    ===========

*Non-income producing security for the period ended March 31, 2004.

ABBREVIATION:
ADR - American Depositary Receipts

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE DIVERSIFIED GROWTH FUND
Net asset value Class A (A)                                               $6.25
Sales charge (5.75% of offering price, or 6.08%
  of the amount invested per share) (B)                                    0.38
                                                                          -----
Offering price                                                            $6.63
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                           DELAWARE DIVERSIFIED GROWTH FUND
   OF OPERATIONS                    Six Months Ended March 31, 2004 (Unaudited)




INVESTMENT INCOME:
  Dividends                                                $264,443
  Interest                                                    1,703   $ 266,146
                                                           --------   ---------
EXPENSES:
  Management fees                                           154,301
  Registration fees                                          34,502
  Reports and statements to shareholders                     11,002
  Accounting and administration expenses                      9,000
  Distribution expenses-- Class A                             1,259
  Distribution expenses-- Class B                             5,539
  Distribution expenses-- Class C                             1,035
  Legal and professional fees                                 5,764
  Dividend disbursing and transfer agent fees and expenses    3,949
  Custodian fees                                              1,975
  Trustees' fees                                              1,752
  Other                                                         930     231,008
                                                           --------
  Less expenses absorbed or waived                                      (45,839)
  Less waiver of distribution expenses -- Class A                          (210)
  Less expenses paid indirectly                                          (1,141)
                                                                     ----------
  Total expenses                                                        183,818
                                                                     ----------
NET INVESTMENT INCOME                                                    82,328
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                      1,351,270
Net change in unrealized appreciation/depreciation
  of investments                                                      2,770,047
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       4,121,317
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $4,203,645
                                                                     ==========
See accompanying notes

STATEMENTS                                     DELAWARE DIVERSIFIED GROWTH FUND
   OF CHANGES IN NET ASSETS

                                                                       Six Months         Year
                                                                         Ended            Ended
                                                                         3/31/04         9/30/03
                                                                       (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                 $   82,328      $  89,826
  Net realized gain (loss) on investments                                1,351,270       (795,305)
  Net change in unrealized appreciation/depreciation of investments      2,770,047      6,429,122
                                                                       -----------    -----------
  Net increase in net assets resulting from operations                   4,203,645      5,723,643
                                                                       -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Institutional Class                                                   (109,820)       (36,603)
                                                                       -----------    -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                954,343        344,303
    Class B                                                              1,549,825        210,125
    Class C                                                                 90,087        188,927
    Institutional Class                                                 13,957,324     17,547,049

Net asset value of shares issued upon reinvestment of dividends and distributions:
  Institutional Class                                                      109,820         36,603
                                                                       -----------    -----------
                                                                        16,661,399     18,327,007
                                                                       -----------    -----------

Cost of shares repurchased:
  Class A                                                                 (131,609)        (9,961)
  Class B                                                                 (142,289)        (8,381)
  Class C                                                                       --        (48,142)
  Institutional Class                                                   (2,940,870)    (2,737,290)
                                                                       -----------    -----------
                                                                        (3,214,768)    (2,803,774)
                                                                       -----------    -----------
Increase in net assets derived from capital share transactions          13,446,631     15,523,233
                                                                       -----------    -----------
NET INCREASE IN NET ASSETS                                              17,540,456     21,210,273

NET ASSETS:
  Beginning of period                                                   38,205,491     16,995,218
                                                                       -----------    -----------
  End of period (including undistributed net investment income
    of $41,592 and $69,084, respectively)                              $55,745,947    $38,205,491
                                                                       ===========    ===========

See accompanying notes

FINANCIAL
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware Diversified Growth Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                               Ended                              Year Ended
                                                              3/31/04(1)   9/30/03     9/30/02     9/30/01      9/30/00    9/30/99
                                                             (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                           $5.640      $4.540       $5.940     $12.350      $10.300      $8.990

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)                                 0.004       0.004           --      (0.013)      (0.032)      0.036
Net realized and unrealized gain (loss) on investments          0.606       1.096       (1.400)     (5.162)       2.544       1.354
                                                               ------      ------       ------     -------     --------     -------
Total from investment operations                                0.610       1.100       (1.400)     (5.175)       2.512       1.390
                                                               ------      ------       ------     -------     --------     -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net investment income                                         --          --           --          --       (0.012)     (0.080)
From net realized gain on investments                              --          --           --      (1.165)      (0.450)         --
In excess of net realized gain on investments                      --          --           --      (0.070)          --          --
                                                               ------      ------       ------     -------     --------     -------
Total dividends and distributions                                  --          --           --      (1.235)      (0.462)     (0.080)
                                                               ------      ------       ------     -------     --------     -------

Net asset value, end of period                                 $6.250      $5.640       $4.540     $ 5.940     $ 12.350     $10.300
                                                               ======      ======       ======     =======     ========     =======

TOTAL RETURN(3)                                                10.82%      24.23%      (23.57%)    (45.68%)      24.61%      15.52%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $1,251        $378          $28         $26          $47         $10
Ratio of expenses to average net assets                         1.00%       1.00%        0.94%       0.75%        0.75%       0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.24%       1.35%        1.57%       1.12%        1.13%       1.28%
Ratio of net investment income (loss) to average net assets     0.13%       0.08%           --      (0.17%)      (0.26%)      0.36%
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (0.11%)     (0.27%)      (0.63%)     (0.54%)      (0.64%)     (0.17%)
Portfolio turnover                                                55%         80%          67%         67%          91%        120%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-------------------------------------------------------------------------------------------------------
                                                               Delaware Diversified Growth Fund Class B
-------------------------------------------------------------------------------------------------------
                                                                  Six Months               4/30/02(1)
                                                                    Ended     Year Ended       to
                                                                  3/31/04(4)   9/30/03      9/30/02
                                                                 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                               $5.600      $4.540       $6.030

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                             (0.019)     (0.036)      (0.017)
Net realized and unrealized gain (loss) on investments              0.589       1.096       (1.473)
                                                                   ------      ------       ------
Total from investment operations                                    0.570       1.060       (1.490)
                                                                   ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                     $6.170      $5.600       $4.540
                                                                   ======      ======       ======

TOTAL RETURN(3)                                                    10.18%      23.35%      (24.71%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                            $1,688        $224          $19
Ratio of expenses to average net assets                             1.75%       1.75%        1.95%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                           1.94%       2.05%        2.98%
Ratio of net investment loss to average net assets                 (0.62%)     (0.67%)      (0.81%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly               (0.81%)     (0.97%)      (1.84%)
Portfolio turnover                                                    55%         80%          67%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                 Delaware Diversified Growth Fund Class C
                                                                   Six Months                 4/30/02(1)
                                                                     Ended       Year Ended       to
                                                                   3/31/04(4)     9/30/03      9/30/02
                                                                   (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                                 $5.600         $4.540       $6.030

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                               (0.019)        (0.036)      (0.017)
Net realized and unrealized gain (loss) on investments                0.599          1.096       (1.473)
                                                                     ------         ------      -------
Total from investment operations                                      0.580          1.060       (1.490)
                                                                     ------         ------      -------

NET ASSET VALUE, END OF PERIOD                                       $6.180         $5.600       $4.540
                                                                     ======         ======      =======
TOTAL RETURN(3)                                                      10.36%         23.35%      (24.71%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                $255           $149          $--
Ratio of expenses to average net assets                               1.75%          1.75%        1.95%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                             1.94%          2.05%        2.98%
Ratio of net investment loss to average net assets                   (0.62%)        (0.67%)      (0.81%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly                 (0.81%)        (0.97%)      (1.84%)
Portfolio turnover                                                      55%            80%          67%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           Delaware Diversified Growth Fund Institutional Class
                                                                    Six Months
                                                                      Ended                          Year Ended
                                                                    3/31/04(1)    9/30/03   9/30/02    9/30/01     9/30/00  9/30/99
                                                                   (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                                  $5.660       $4.550    $5.940    $12.350     $10.300   $8.990

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)                                        0.012        0.017     0.006     (0.013)     (0.032)   0.036
Net realized and unrealized gain (loss) on investments                 0.594        1.102    (1.396)    (5.162)      2.544    1.354
                                                                     -------      -------   -------    -------     -------  -------
Total from investment operations                                       0.606        1.119    (1.390)    (5.175)      2.512    1.390
                                                                     -------      -------   -------    -------     -------  -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net investment income                                            (0.016)      (0.009)       --         --      (0.012)  (0.080)
From net realized gain on investments                                     --           --        --     (1.165)     (0.450)      --
In excess of net realized gain on investments                             --           --        --     (0.070)         --       --
                                                                     -------      -------   -------    -------     -------  -------
Total dividends and distributions                                     (0.016)      (0.009)       --     (1.235)     (0.462)  (0.080)
                                                                     -------      -------   -------    -------     -------  -------

NET ASSET VALUE, END OF PERIOD                                        $6.250       $5.660    $4.550     $5.940     $12.350  $10.300
                                                                     -------      -------   -------    -------     -------  -------

TOTAL RETURN(3)                                                       10.72%       24.62%   (23.40%)   (45.68%)     24.61%   15.52%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                              $52,552      $37,456   $16,948    $10,686     $14,568  $10,886
Ratio of expenses to average net assets                                0.75%        0.75%     0.83%      0.75%       0.75%    0.75%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                                0.94%        1.05%     1.27%      0.82%       0.83%    0.98%
Ratio of net investment income (loss) to average net assets            0.38%        0.33%     0.11%     (0.17%)     (0.26%)   0.36%
Ratio of net investment income (loss) to average net assets prior
to expense limitation and expenses paid indirectly                     0.19%        0.03%    (0.33%)    (0.24%)     (0.34%)   0.13%
Portfolio turnover                                                       55%          80%       67%        67%         91%     120%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

                                                DELAWARE DIVERSIFIED GROWTH FUND
NOTES                                           March 31, 2004 (Unaudited)
   TO FINANCIAL STATEMENTS


Delaware Group Equity Funds IV (the "Trust") is organized as a Delaware statutory trust, and offers two series: Delaware Diversified Growth Fund and Delaware Growth Opportunities Fund. These financial statements and related notes pertain to Delaware Diversified Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of March 31, 2004, Class R had not commenced operations.

The investment objective of the Fund is to seek capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq
Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. The amount of these expenses was approximately $1,141 for the six months ended March 31, 2004. In addition, the Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended March 31, 2004. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND
   OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated at the rate of 0.65% on the first $500 million of the average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of the management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses, do not exceed 0.75% of average daily net assets through November 30, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets, subject to certain minimums, for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of Class R shares. DDLP has elected to waive its fees through November 30, 2004 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. Institutional Class shares pay no distribution and service expense.

At March 31, 2004, the Fund had receivables from or liabilities payable to affiliates as follows:

 Dividend disbursing, transfer agent fees,
  accounting and other expenses payable to DSC            $(2,489)
Other expenses payable to DMC and affiliates*              (1,410)
Receivable from DMC under expense limitation agreement     13,624

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, registration fees and trustees' fees.

                                                DELAWARE DIVERSIFIED GROWTH FUND
NOTES
   TO FINANCIAL STATEMENTS (CONTINUED)


2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND
   OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Certain internal legal expenses are allocated to the Fund. For the six months ended March 31, 2004, the Fund had costs of $1,622.

For the six months ended March 31, 2004, DDLP earned $1,089 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended March 31, 2004, the Fund made purchases of $26,095,809 and sales of $13,053,860 of investment securities other than short-term investments.

At March 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2004, the cost of investments was $52,508,418. At March 31, 2004, net unrealized appreciation/depreciation was $3,140,473 of which $4,446,221 related to unrealized appreciation of investments and $1,305,748 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTIONS
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended March 31, 2004 and year ended September 30, 2003 was as follows:

                                             Six Months      Year
                                                Ended       Ended
                                              3/31/04*     9/30/03
                                              ---------    --------
 Ordinary income                              $109,820     $36,603

*Tax information for the six months ended March 31, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2004, the estimated components of net assets on a tax basis were as follows:

 Shares of beneficial interest                         $56,526,751
 Undistributed ordinary income                              41,592
 Undistributed long-term capital gains                   1,054,472
 Capital loss carryforwards                             (5,017,341)
 Unrealized appreciation 0f investments                  3,140,473
                                                       -----------
 Net assets                                            $55,745,947
                                                       -----------

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss caryforwards expire as follows: $18,245 expires in 2009, $1,936,682 expires in 2010 and $3,062,414 expires in 2011.

5. CAPITAL SHARES
Transactions in capital shares were as follows:
                                                  Six Months       Year
                                                    Ended          Ended
                                                   3/31/04        9/30/03
Shares sold:
  Class A                                           154,641         62,830
  Class B                                           256,234         37,720
  Class C                                            14,730         35,131
  Institutional Class                             2,254,619      3,439,101

Shares issued upon reinvestment of
  dividends and distributions:
  Institutional Class                                18,122          7,248
                                                  ---------      ---------
                                                  2,698,346      3,582,030
                                                  ---------      ---------
Shares repurchased:
  Class A                                           (21,353)        (2,093)
  Class B                                           (22,776)        (1,875)
  Class C                                                --         (8,625)
  Institutional Class                              (488,716)      (550,973)
                                                  ---------      ---------
                                                   (532,845)      (563,566)
                                                  ---------      ---------
Net increase                                      2,165,501      3,018,464
                                                  =========      =========

For the six months ended March 31, 2004, 318 Class B shares were converted to 314 Class A shares valued at $1,942. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of March 31, 2004 or at any time during the period.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                      This page intentionally left blank.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Diversified Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Diversified Growth Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                              AFFILIATED OFFICERS                          CONTACT INFORMATION
JUDE T. DRISCOLL                               JOSEPH H. HASTINGS                           INVESTMENT MANAGER
Chairman                                       Executive Vice President and                 Delaware Management Company
Delaware Investments Family of Funds           Chief Financial Officer                      Philadelphia, PA
Philadelphia, PA                               Delaware Investments Family of Funds
                                               Philadelphia, PA                             INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                            Delaware International Advisers Ltd.
Board Chairman                                 RICHELLE S. MAESTRO                          London, England
Citadel Construction Corporation               Executive Vice President,
King of Prussia, PA                            Chief Legal Officer and Secretary            NATIONAL DISTRIBUTOR
                                               Delaware Investments Family of Funds         Delaware Distributors, L.P.
JOHN H. DURHAM                                 Philadelphia, PA                             Philadelphia, PA
Private Investor
Gwynedd Valley, PA                             MICHAEL P. BISHOF                            SHAREHOLDER SERVICING, DIVIDEND
                                               Senior Vice President and Treasurer          DISBURSING AND TRANSFER AGENT
JOHN A. FRY                                    Delaware Investments Family of Funds         Delaware Service Company, Inc.
President                                      Philadelphia, PA                             2005 Market Street
Franklin & Marshall College                                                                 Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                            FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                            800 523-1918
Managing Director
Anthony Knerr & Associates                                                                  FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                                INSTITUTIONS REPRESENTATIVES ONLY
                                                                                            800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                       WEB SITE
National Gallery of Art                                                                     www.delawareinvestments.com
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------
(8694)                                                        Printed in the USA
SA-133 [3/04] IVES 5/04                                                    J9648

Item 2. Code of Ethics

         Not applicable.

Item 3. Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT: Delaware Group Equity Funds IV

JUDE T. DRISCOLL
-----------------------
By:    Jude T. Driscoll
       ----------------
Title: Chairman
Date:  6/3/04

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
-----------------------
By:    Jude T. Driscoll
       ----------------
Title: Chairman
Date:  6/3/04

JOSEPH H. HASTINGS
-------------------------------
By:    Joseph H. Hastings
       ------------------------
Title: Chief Financial Officer
Date:  6/3/04